Impairment loss on available-for-sale equity securities (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)
Other than Temporary Impairment Losses, Investments [Abstract]
Impairment loss recognized in earnings	$ 1,316	¥ 8,361	$ 1,316	¥ 8,361